Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (1,044,863)	$ (133,379)	$ (147,137)
Items not involving cash:
Interest expense on loan and convertible debentures	31,723	45,000	45,000
Impairment loss of investment (note 17)	1
Impairment loss of mineral property (note 5)	40,001
Loss on debt settlement	887,222
Total Operating Activities	(85,916)	(88,379)	(102,137)
Changes in non-cash working capital (note 12)	37,489	88,350	125,130
Cash provided by (used in) operating activities	(48,427)	(29)	22,993
Investing Activities
Purchase of mineral property interest			(25,000)
Cash used in investing activities			(25,000)
Financing Activities
Share issue cost	(254)
Proceeds from loan payable	50,000
Proceed from related party loan	44,240
Repayment of loan from related party	(43,957)
Cash provided by financing activities	50,029
Net increase (decrease) in cash	1,602	(29)	(2,007)
Cash, beginning	9	38	2,045
Cash, ending	$ 1,611	$ 9	$ 38